MTB GROUP OF FUNDS
____________________________________
Supplement dated July 15, 2005 to the Combined Prospectuses dated
August 31, 2004 and April 30, 2005


1. A Special Meeting of Shareholders of the MTB Group of Funds ("Trust") will be held on August 22, 2005 at 2:00 p.m., Eastern time, at the Trust's principal place of business, 5800 Corporate Drive, Pittsburgh, PA 15237-7010. At this meeting, shareholders will be asked to vote on the proposals described below. If approved by shareholders, these proposals will take effect on September 1, 2005. Shareholders will be notified if these proposals are not approved. Please keep this supplement for your records.

     (i) To elect Marguerite Hambleton, William H. Cowie, Jr. and Richard B. Seidel as Trustees of the Trust (all Funds); and

     (ii) To approve or disapprove a change in the fundamental investment objective of Large Cap Value Fund to the following: "To provide capital appreciation." In addition, the Large Cap Value Fund will adopt current income as a secondary, non-fundamental consideration. (Large Cap Value Fund only).

The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

2. NWQ Investment Management Company LLC (NWQ), the sub-advisor for MTB Large Cap Value Fund and MTB Large Cap Value Fund II, is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is an independently-managed subsidiary of Nuveen Investments, Inc., except for less-than-3% equity interest held by certain members of NWQ's management and investment team. Nuveen Investments, Inc. is majority-owned by St. Paul Travelers Companies, a publicly held company. St. Paul Travelers Companies has publicly announced plans to sell its entire interest (approximately 78%) in Nuveen Investments, Inc., whereupon Nuveen would become a fully independent, publicly-held company. Such sale (which is subject to market conditions and certain other factors) is scheduled to be concluded during the third quarter of 2005 and would not affect NWQ's current status as a greater-than-97% subsidiary of Nuveen.

3. During the period July 1, 2005 - September 30, 2005, Edgewood Services, Inc. (the Funds' distributor) will continue to pay to investment professionals for sales and/or administrative services 100% (rather than the 90% paid prior to April 1, 2005) of the front-end sales charge which it receives in respect of the sale of Class A Shares of MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund and MTB Maryland Municipal Bond Fund. Front-end sales charges are paid by shareholders as part of the public offering price of Fund shares. Thus, this additional dealer reallowance of the sales charge to investment professionals has no effect on the amount paid by shareholders to purchase Fund shares.

                                                           July 15, 2005



Edgewood Services, Inc., Distributor

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 33218 (07/05)